EMPLOYEE POST-RETIREMENT BENEFITS - Measured at Fair Value (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Employee post-retirement benefits
Fair value of plan assets	$ 4,099	$ 3,697
Percentage of Total Portfolio	100.00%	100.00%
Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	$ 1,860	$ 1,817
Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Fair value of plan assets	1,860	1,518
Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Fair value of plan assets	379	362	$ 216
Cash and Cash Equivalents
Employee post-retirement benefits
Fair value of plan assets	$ 58	$ 48
Percentage of Total Portfolio	1.00%	1.00%
Cash and Cash Equivalents | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	$ 58	$ 48
Cash and Cash Equivalents | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Fair value of plan assets	0	0
Cash and Cash Equivalents | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Fair value of plan assets	0	0
Equity Securities, Canadian
Employee post-retirement benefits
Fair value of plan assets	$ 591	$ 493
Percentage of Total Portfolio	14.00%	13.00%
Equity Securities, Canadian | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	$ 402	$ 355
Equity Securities, Canadian | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Fair value of plan assets	189	138
Equity Securities, Canadian | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Fair value of plan assets	0	0
Equity Securities, U.S.
Employee post-retirement benefits
Fair value of plan assets	$ 679	$ 576
Percentage of Total Portfolio	17.00%	16.00%
Equity Securities, U.S. | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	$ 523	$ 460
Equity Securities, U.S. | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Fair value of plan assets	156	116
Equity Securities, U.S. | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Fair value of plan assets	0	0
Equity Securities, International
Employee post-retirement benefits
Fair value of plan assets	$ 366	$ 321
Percentage of Total Portfolio	9.00%	9.00%
Equity Securities, International | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	$ 46	$ 40
Equity Securities, International | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Fair value of plan assets	320	281
Equity Securities, International | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Fair value of plan assets	0	0
Equity Securities, Global
Employee post-retirement benefits
Fair value of plan assets	$ 433	$ 384
Percentage of Total Portfolio	11.00%	10.00%
Equity Securities, Global | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	$ 136	$ 116
Equity Securities, Global | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Fair value of plan assets	297	268
Equity Securities, Global | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Fair value of plan assets	0	0
Equity Securities, Emerging
Employee post-retirement benefits
Fair value of plan assets	$ 134	$ 146
Percentage of Total Portfolio	3.00%	4.00%
Equity Securities, Emerging | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	$ 8	$ 8
Equity Securities, Emerging | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Fair value of plan assets	126	138
Equity Securities, Emerging | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Fair value of plan assets	0	0
Fixed Income Securities, Canadian Bonds, Federal
Employee post-retirement benefits
Fair value of plan assets	$ 198	$ 186
Percentage of Total Portfolio	5.00%	5.00%
Fixed Income Securities, Canadian Bonds, Federal | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	$ 0	$ 0
Fixed Income Securities, Canadian Bonds, Federal | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Fair value of plan assets	198	186
Fixed Income Securities, Canadian Bonds, Federal | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Fair value of plan assets	0	0
Fixed Income Securities, Canadian Bonds, Provincial
Employee post-retirement benefits
Fair value of plan assets	$ 246	$ 198
Percentage of Total Portfolio	6.00%	5.00%
Fixed Income Securities, Canadian Bonds, Provincial | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	$ 0	$ 0
Fixed Income Securities, Canadian Bonds, Provincial | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Fair value of plan assets	246	198
Fixed Income Securities, Canadian Bonds, Provincial | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Fair value of plan assets	0	0
Fixed Income Securities, Canadian Bonds, Municipal
Employee post-retirement benefits
Fair value of plan assets	$ 12	$ 8
Percentage of Total Portfolio	0.00%	1.00%
Fixed Income Securities, Canadian Bonds, Municipal | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	$ 0	$ 0
Fixed Income Securities, Canadian Bonds, Municipal | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Fair value of plan assets	12	8
Fixed Income Securities, Canadian Bonds, Municipal | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Fair value of plan assets	0	0
Fixed Income Securities, Canadian Bonds, Corporate
Employee post-retirement benefits
Fair value of plan assets	$ 125	$ 112
Percentage of Total Portfolio	3.00%	3.00%
Fixed Income Securities, Canadian Bonds, Corporate | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	$ 0	$ 0
Fixed Income Securities, Canadian Bonds, Corporate | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Fair value of plan assets	125	112
Fixed Income Securities, Canadian Bonds, Corporate | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Fair value of plan assets	0	0
Fixed Income Securities, U.S. Bonds, Federal
Employee post-retirement benefits
Fair value of plan assets	$ 428	$ 350
Percentage of Total Portfolio	11.00%	9.00%
Fixed Income Securities, U.S. Bonds, Federal | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	$ 421	$ 350
Fixed Income Securities, U.S. Bonds, Federal | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Fair value of plan assets	7	0
Fixed Income Securities, U.S. Bonds, Federal | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Fair value of plan assets	0	0
Fixed Income Securities, U.S. Bonds, State
Employee post-retirement benefits
Fair value of plan assets	$ 0	$ 0
Percentage of Total Portfolio	0.00%	0.00%
Fixed Income Securities, U.S. Bonds, State | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	$ 0	$ 0
Fixed Income Securities, U.S. Bonds, State | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Fair value of plan assets	0	0
Fixed Income Securities, U.S. Bonds, State | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Fair value of plan assets	0	0
Fixed Income Securities, U.S. Bonds, Municipal
Employee post-retirement benefits
Fair value of plan assets	$ 1	$ 0
Percentage of Total Portfolio	0.00%	0.00%
Fixed Income Securities, U.S. Bonds, Municipal | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	$ 0	$ 0
Fixed Income Securities, U.S. Bonds, Municipal | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Fair value of plan assets	1	0
Fixed Income Securities, U.S. Bonds, Municipal | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Fair value of plan assets	0	0
Fixed Income Securities, U.S. Bonds, Corporate
Employee post-retirement benefits
Fair value of plan assets	$ 187	$ 196
Percentage of Total Portfolio	5.00%	5.00%
Fixed Income Securities, U.S. Bonds, Corporate | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	$ 67	$ 145
Fixed Income Securities, U.S. Bonds, Corporate | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Fair value of plan assets	120	51
Fixed Income Securities, U.S. Bonds, Corporate | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Fair value of plan assets	0	0
Fixed Income Securities, International, Government
Employee post-retirement benefits
Fair value of plan assets	$ 11	$ 10
Percentage of Total Portfolio	0.00%	1.00%
Fixed Income Securities, International, Government | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	$ 7	$ 6
Fixed Income Securities, International, Government | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Fair value of plan assets	4	4
Fixed Income Securities, International, Government | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Fair value of plan assets	0	0
Fixed Income Securities, International, Corporate
Employee post-retirement benefits
Fair value of plan assets	$ 52	$ 37
Percentage of Total Portfolio	1.00%	1.00%
Fixed Income Securities, International, Corporate | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	$ 0	$ 19
Fixed Income Securities, International, Corporate | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Fair value of plan assets	52	18
Fixed Income Securities, International, Corporate | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Fair value of plan assets	0	0
Fixed Income Securities, International, Mortgage-backed
Employee post-retirement benefits
Fair value of plan assets	$ 53	$ 128
Percentage of Total Portfolio	1.00%	3.00%
Fixed Income Securities, International, Mortgage-backed | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	$ 46	$ 128
Fixed Income Securities, International, Mortgage-backed | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Fair value of plan assets	7	0
Fixed Income Securities, International, Mortgage-backed | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Fair value of plan assets	0	0
Real estate
Employee post-retirement benefits
Fair value of plan assets	$ 196	$ 196
Percentage of Total Portfolio	5.00%	5.00%
Real estate | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	$ 0	$ 0
Real estate | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Fair value of plan assets	0	0
Real estate | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Fair value of plan assets	196	196
Infrastructure
Employee post-retirement benefits
Fair value of plan assets	$ 181	$ 163
Percentage of Total Portfolio	4.00%	4.00%
Infrastructure | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	$ 0	$ 0
Infrastructure | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Fair value of plan assets	0	0
Infrastructure | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Fair value of plan assets	181	163
Private equity funds
Employee post-retirement benefits
Fair value of plan assets	$ 2	$ 3
Percentage of Total Portfolio	0.00%	1.00%
Private equity funds | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	$ 0	$ 0
Private equity funds | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Fair value of plan assets	0	0
Private equity funds | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Fair value of plan assets	2	3
Funds held on deposit
Employee post-retirement benefits
Fair value of plan assets	$ 146	$ 142
Percentage of Total Portfolio	4.00%	4.00%
Funds held on deposit | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	$ 146	$ 142
Funds held on deposit | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Fair value of plan assets	0	0
Funds held on deposit | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Fair value of plan assets	$ 0	$ 0